Note Related party transactions (Impact on the results of operations of transactions between the Corporation and PRLP 2011 Holdings, LLC) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loans | PRLP 2011 Holding, LLC
Related Party Transaction [Line Items]
Interest Income Related Party	$ 189	$ 425	$ 1,162